BALANCE SHEETS - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash	$ 1,464	$ 15,785
GST receivables	27,546	23,936
Royalty receivables	7,354	18,002
Prepaid expenses	17,847	8,571
Total current assets	54,211	66,294
Reclamation deposits	107,928	99,873
Total assets	162,139	166,167
Current liabilities
Accounts payable and accrued liabilities	166	668
Accounts payable and accrued liabilities - related party	11,165	38
Notes payable	9,901	9,075
Derivative liabilities	36,024	15,169
Total current liabilities	57,256	24,950
Deferred revenue - royalty agreement (Note 8)	300,000	300,000
Asset retirement obligation	71,157	67,857
Total long-term liabilities	371,157	367,857
Total liabilities	428,413	392,807
Commitments and Contingencies
Stockholders' equity (deficit)
Preferred stock: no par value, unlimited shares authorized and none issued	0	0
Common stock: no par value, unlimited shares authorized; 20,085,119 shares issued and outstanding at December 31, 2025 and 2024, respectively	0	0
Additional paid-in capital	23,404,083	23,404,083
Common shares to be issued	5,000	5,000
Accumulated deficit	(23,268,501)	(23,229,914)
Accumulated other comprehensive income	(406,856)	(405,809)
Total stockholders' equity (deficit)	(266,274)	(226,640)
Total liabilities and stockholders' equity (deficit)	$ 162,139	$ 166,167